Segments Segment Narrative (Details)	9 Months Ended
Sep. 30, 2017 DWT
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
DWT	3,211,800
Kamsarmax Vessel [Member] [Member] | Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT	82,000
Kamsarmax Vessel [Member] [Member] | Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT	84,000
Ultramax Vessels [Member] | Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT	60,200
Ultramax Vessels [Member] | Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT	64,000